Income Taxes- Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Federal statutory income tax rate	21.00%	21.00%
Stock compensation	(2.30%)	(2.30%)
Foreign rate differential	(0.30%)	(0.10%)
Interest	0.00%	(4.30%)
R&D and other tax credit changes	1.40%	2.80%
Permanent items	(0.30%)	(7.30%)
Global Intangible Low-Taxed Income	(0.30%)	0.00%
Nontaxable Income	0.00%	0.30%
Change in valuation allowance	(19.20%)	(10.10%)
Effective income tax rate	0.00%	0.00%